Contract Balances, Performance Obligations and Contract Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jan. 31, 2023
Contract Balances, Performance Obligations and Contract Costs
Capitalized contract cost, net, Total	$ 19.0		$ 19.0		$ 18.4
Capitalized contract cost, amortization	$ 1.6	$ 1.4	$ 3.2	$ 2.8